Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,323,462.61
Total Fee Amount	2,254.28
Total Offset Amount	2,098.40
Net Fee	$ 155.88
Offering Table N/A
Offset Table N/A